Material Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Accounts payable-related party
Accounts payable-related party, Subtotal		$ 7,608	$ 17,673
Total accounts payable-related party		7,608	17,673
Due to related parties *
Due from related parties	[1]	69,798	68,500
Related Party [Member]
Accounts payable-related party
Accounts payable-related party, Subtotal		7,608	17,673
Less: Total accounts payable-related party from discontinued operations
Total accounts payable-related party		7,608	17,673
Due from related parties *
Due from related parties, Subtotal	[1]		408,625
Less: Total due from related parties from discontinued operations			408,625
Total due from related parties
Due to related parties *
Due from related parties	[1]	219,926	218,697
Less: Total due to related parties from discontinued operations			616
Total due to related parties		219,926	218,081
Shenzhen CIC Consulting Co., Ltd.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]		217,651
Shenzhen Zhongtou Shunshi Investment Management Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]		113,801
Shenzhen Zhongtou Big Data Technology Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]		25,441
Mr. Zhiliang Hu [Member]
Due from related parties *
Due from related parties, Subtotal	[1]		11,646
Due to related parties *
Due from related parties	[1]		616
Shenzhen Zhongtou Industrial Treasure Network Co.[Member]
Due from related parties *
Due from related parties, Subtotal	[1]		40,086
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Due to related parties *
Due from related parties	[1]	29,454	28,907
Infinity worldwide holding ltd [Member]
Due to related parties *
Due from related parties	[1]	$ 120,674	$ 120,674

[1]	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.